Subsequent Events (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Nov. 18, 2014	Jan. 13, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 05, 2015	Jan. 28, 2015	Jan. 19, 2015	Jan. 15, 2015	Jan. 03, 2015	Feb. 27, 2015
Subsequent Event [Line Items]
Restricted shares issued	215,000	261,131
Issuance of common stock value				$ 51,000
Proceeds in connection with exercise of warrants			1,470,000	300,000
Warrant exercise price										$ 3.288
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash compensation							50,000	5,000	5,000
Restricted shares issued								5,000	6,000
Issuance of common stock for services, shares							25,000
Issuance of common stock value							68,750
Proceeds in connection with exercise of warrants						$ 100,000
Issuance of warrants						50,000
Number of common stock called by warrants						50,000
Warrant exercise price						$ 2.00
Retirement of common stock by executive officers, shares					697,054